Investment Property - Summary of Changes in Investment Property (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [Line Items]
Beginning balance	$ 8,128,522	$ 8,150,987
Depreciation expense	(22,465)	(22,465)
Ending balance	8,356,772	8,128,522
Other increases (decreases)	250,715
Gross Carrying Amount [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	8,938,662	8,938,662
Ending balance	9,189,377	8,938,662
Other increases (decreases)	250,715
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(810,140)	(787,675)
Depreciation expense	(22,465)	(22,465)
Ending balance	$ (832,605)	$ (810,140)